Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Cash collateral receivables (CHF million)
Receivables netted against derivative positions	37,637	32,420	36,474	25,333
Receivables not netted	13,221	12,317	15,809	13,739
Total cash collateral receivables	50,858	44,737	52,283	39,072
Cash Collateral Payables (CHF million)
Payables netted against derivative positions	39,816	34,778	37,639	27,166
Payables not netted	12,978	10,948	11,934	14,562
Total cash collateral payables	52,794	45,726	49,573	41,728